Document and Entity Information	3 Months Ended
	Jun. 30, 2012	Aug. 14, 2012
Document And Entity Information
Entity Registrant Name	Pulse Beverage Corp
Entity Central Index Key	0001420569
Document Type	10-Q/A
Document Period End Date	Jun 30, 2012
Amendment Flag	true
Amendment Description	Amendment to include XBRL
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		35,012,791
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash	$ 221,233	$ 87,918
Accounts receivable	475,763	21,302
Inventories	546,494	370,968
Prepaid expenses	75,260	46,907
Current portion of loan receivable - related party	4,984	4,885
Total Current Assets	1,323,734	531,980
Property and equipment, net of accumulated depreciation of $8,789 and $2,577	954,423	858,536
Other Assets
Loan receivable, net of current portion - related party	190,597	193,114
Intangible assets, net of accumulated amortization of $16,292 and $8,309	1,030,950	1,031,228
Total Other Assets	1,221,547	1,224,342
Total Assets	3,499,704	2,614,858
Current Liabilities
Accounts payable	471,192	189,483
Accrued liabilities	235,654	20,392
Total Current Liabilities	706,846	209,875
Contingencies	0	0
Preferred Stock, 1,000,000 shares authorized, $0.001 par value, none issued	0	0
Common Stock, 100,000,000 shares authorized, $0.00001 par value 35,017,235 and 31,011,667 issued and outstanding, respectively	350	310
Additional Paid In Capital	5,144,361	3,403,543
Subscription	160,000	120,000
Deficit	(2,511,853)	(1,118,870)
Total Stockholders' Equity (Deficit)	2,792,858	2,404,983
Total Liabilities and Stockholders' Equity (Deficit)	$ 3,499,704	$ 2,614,858

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred Stock, authorized	1,000,000	1,000,000
Preferred Stock, issued	0	0
Common Stock, authorized	100,000,000	100,000,000
Common Stock, issued	35,017,235	31,011,667
Common Stock, outstanding	35,017,235	31,011,667
Accumulated Depreciation	$ 8,789	$ 2,577
Accumulated Amortization	$ 16,292	$ 8,309

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Revenue, net	$ 955,526	$ 0	$ 1,332,224	$ 0
Cost of Sales	653,217	0	942,195	0
Gross Profit	302,309	0	390,029	0
Expenses
Advisory board and director fees	27,688	22,750	53,738	22,750
Amortization and depreciation	9,944	0	14,195	0
Commissions	859	0	1,359	0
Consulting fees	18,000	18,000	36,000	18,000
Office, insurance, rent and telephone	36,254	11,901	93,704	13,088
Professional fees	18,374	24,675	65,941	105,073
Promotions, advertising and slotting fees	123,229	875	142,699	875
Regulatory fees	2,945	15,004	6,490	25,079
Salaries and benefits	214,381	41,593	356,062	56,843
Share-based compensation	657,079	0	657,079	0
Shareholder, broker and investor relations	131,463	42,311	264,078	51,061
Tradeshows	2,665	0	17,686	0
Travel	55,092	4,065	89,067	4,065
Total Operating Expenses	1,297,973	181,174	1,798,098	296,834
Net Loss Before Other Income	(995,664)	(181,174)	(1,408,069)	(296,834)
Other Income
Forgiveness of debt	0	0	10,971	36,018
Interest income	2,059	1,642	4,116	1,747
Total Other Income	2,059	1,642	15,087	37,765
Net Loss	$ (993,605)	$ (179,532)	$ (1,392,982)	$ (259,069)
Net Loss Per Share - Basic and Diluted	$ (0.03)	$ (0.01)	$ (0.04)	$ (0.01)
Weighted Average Shares Outstanding - Basic and Diluted	34,622,000	29,825,000	33,445,000	23,390,000

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Activities
Net loss	$ (1,392,982)	$ (259,069)
Less non-cash items:
Amortization and depreciation	14,195	0
Shares and options issued for services	602,392	0
Forgiveness of debt	0	(36,018)
Changes in operating assets and liabilities:
Increase in accounts receivable	(454,461)	0
Increase (decrease) in prepaid expenses	121,646	(54,621)
Increase (decrease) in inventories	(175,526)	(138,055)
Increase in accounts payable and accrued liabilities	526,141	87,408
Net Cash Used in Operating Activities	(758,599)	(400,355)
Investing Activities
Investment in note receivable - related party	0	(200,000)
Payment on note receivable - related party	2,418	390
Acquisition of property and equipment	(102,100)	(105,371)
Acquisition of intangible assets	(7,705)	(41,730)
Net Cash Used in Investing Activities	(107,387)	(346,711)
Financing Activities
Cash received in acquisition	0	56
Repayment of short-term loans	0	(65,442)
Proceeds from the sale of common stock, net of fees	839,300	1,025,000
Subscriptions	160,000	0
Net Cash Provided by Financing Activities	999,300	959,614
Increase in Cash	133,315	212,548
Cash - Beginning of Period	87,918	0
Cash - End of Period	221,233	212,548
Non-cash Financing and Investing Activities:
Acquisition of assets for common shares	0	1,618,020
Short-term loans and payables assumed in acquisition	0	167,165
Shares issued for services, debt and prepaid expenses	304,479	0
Supplemental Disclosures:
Interest paid	0	0
Income taxes paid	$ 0	$ 0

Shareholders Equity (Unaudited) (USD $)	Shares	Additional Paid-In Capital	Subscription	Deficit	Total
Beginning Balance at Dec. 31, 2008	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2008	0
Net Loss	0	0	0	0	0
Ending Balance at Dec. 31, 2009	35	149,015	0	(177,200)	(28,150)
Balance (in Shares) at Dec. 31, 2009	3,515,000
Net Loss	0	0	0	(26,912)	(26,912)
Ending Balance at Dec. 31, 2010	35	149,015	0	(204,112)	(55,062)
Balance (in Shares) at Dec. 31, 2010	3,515,000				3,515,000
Shares issued as dividend	387	(387)	0	0	0
Shares issued as dividend (Shares)	38,665,000
Cancellation of shares	(267)	267	0	0	0
Cancellation of shares (Shares)	(26,660,000)
Shares issued for asset acquisition	133	1,617,887	0	0	1,618,020
Shares issued for asset acquisition (Shares)	13,280,000
Shares issued pursuant to $1 Unit offer	10	1,024,990	0	0	1,025,000
Shares issued pursuant to $1 Unit offer (Shares)	1,025,000
Shares issued for services	1	53,444	0	0	53,445
Shares issued for services (Shares)	70,000
Accounts payable settled with $0.50 Units	1	58,337	0	0	58,338
Accounts payable settled with $0.50 Units (Shares)	116,667
Shares issued pursuant to $0.50 Unit offer	10	499,990	0	0	500,000
Shares issued pursuant to $0.50 Unit offer (Shares)	1,000,000
Subscriptions	0	0	120,000	0	120,000
Subscription (Shares)	0
Net Loss	0	0	0	(914,758)	(914,758)
Ending Balance at Dec. 31, 2011	310	3,403,543	120,000	(1,118,870)	2,404,983
Balance (in Shares) at Dec. 31, 2011	31,011,667				31,011,667
Shares issued pursuant to $0.30 Unit Private Placement received in 2011	4	119,996	(120,000)	0	0
Shares issued pursuant to $0.30 Unit Private Placement received in 2011 (Shares)	400,000
Accounts payable settled with $0.30 Units	3	92,897	0	0	92,897
Accounts payable settled with $0.30 Units (Shares)	309,664
Accrued expenses settled with shares	0	6,579	0	0	6,579
Accrued expenses settled with shares (Shares)	11,667
Shares issued for services and prepaid expenses	4	204,996	0	0	205,000
Shares issued for services and prepaid expenses (Shares)	427,571
Shares issued pursuant to $0.30 unit private placement	29	856,971	0	0	857,000
Shares issued pursuant to $0.30 unit private placement (Shares)	2,856,666
Stock based compensation	0	477,079	0	0	477,079
Stock based compensation (Shares)	0
Share issuance costs	0	(17,000)	0	0	(17,000)
Share issuance costs (Shares)	0
Net Loss					(1,392,982)
Ending Balance at Jun. 30, 2012	$ 350	$ 5,144,361	$ 160,000	$ (2,493,853)	$ 2,792,858
Balance (in Shares) at Jun. 30, 2012	35,017,235				35,017,235

Nature of Operations	3 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
1.	Nature of Operations

Darlington Mines Ltd. (the “Company”) was incorporated in the State of Nevada on August 23, 2006. From August 23, 2006 to February 15, 2011 it was first, an exploration stage company, and recently a development stage company. On February 15, 2011 (the “Closing”) the Company closed a voluntary share exchange transaction (the “Share Exchange Transaction”) with The Pulse Beverage Corporation (“Pulse”) by and among the Company, Pulse and the stockholders of Pulse (the “Pulse Stockholders”). The Pulse Beverage Corporation manufactures and distributes Cabana™ 100% Natural Lemonade and plans to launch the Pulse® NutriPurpose™ brand of beverages in June, 2012. Pulse became a wholly-owned subsidiary. On February 16, 2011 the Company’s name was changed to “The Pulse Beverage Corporation”.

Summary of Significant Accounting Policies	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to the useful life and recoverability of long-lived assets, stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents

Cash and cash equivalents include cash on deposit in overnight deposit accounts and investments in money market accounts.

Accounts receivable

Accounts receivable is reported at the customers’ outstanding balances less any allowance for doubtful accounts. Interest is not accrued on overdue accounts receivable.

An allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses. Management determines the adequacy of the allowance based on historical write-off percentages and information collected from individual customers. Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired.

Inventory

Inventories are stated at the lower of cost or market. Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method. Market is determined based on net realizable value. Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value.

Property and Equipment

Property and equipment are stated at historical cost less accumulated depreciation and amortization. Depreciation and amortization are computed on a straight-line basis over the estimated useful lives of the assets or, when applicable, the life of the lease, whichever is shorter. Vehicles and equipment are depreciated based on estimated useful lives.

Intangible Assets

The Company’s intangible assets consist of the cost of formulations, manufacturing processes, labeling rights and trademarks. To the extent capitalized, the Company’s intangible assets are amortized over their estimated useful lives based on the period the assets are expected to contribute to the Company’s cash flows. The Company performs impairment tests whenever events or circumstances indicate that intangible assets might be impaired.

Revenue Recognition

Revenue is recognized in accordance with Staff Accounting Bulletin (“SAB”) No. 101, Revenue Recognition in Financial Statements, as revised by SAB No. 104. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. Ownership and title of our products pass to customers upon delivery of the products to customers. Certain of our distributors may also perform a separate function as a co-packer on our behalf. In such cases, ownership of and title to our products that are co-packed on our behalf by those co-packers who are also distributors, passes to such distributors when we are notified by them that they have taken transfer or possession of the relevant portion of our finished goods. Net sales have been determined after deduction of discounts and other allowances in accordance with ASC 605-50.

Recent Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future financial statements.

Going Concern	3 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

3. Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has an accumulated deficit of $2,511,853 since inception and has incurred start-up losses. These conditions give rise to doubt about the Company’s ability to continue as a going concern. These financial statements do not include adjustments relating to the recoverability and classification of reported asset amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to obtain additional financing and to generate profits and positive cash flow. The Company will require a cash injection of an additional $3,000,000 over the next twelve months to continue to grow its Cabana™ 100% Natural Lemonade and launch its PULSE® NutriPurpose™ brand. Management believes this additional capital will provide the Company the opportunity to be operationally cash flow positive over the next twelve months.

Accounts Receivable	3 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Accounts Receivable

4.	Accounts Receivable
Accounts receivable consist of the following:
	Carrying Value June 30, 2012 $	Carrying Value December 31, 2011 $
Trade accounts receivable	475,763	21,302
Due from related party	-	-
Less: Allowance for doubtful accounts	-	-

	475,763	21,302

Inventory	3 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory

5.	Inventory
Inventory consists of the following:
	Carrying Value June 30, 2012 $	Carrying Value December 31, 2011 $
Finished goods	395,019	107,559
Work in process	3,061	3,061
Raw Materials	148,414	260,348

	546,494	370,968

Loan Receivable - Related party	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Loan Receivable - Related party

6.	Loan Receivable - Related party
Pursuant to a Letter Agreement dated December 24, 2010 between the Company and Catalyst Development Inc., (“Catalyst”) a company owned by the Company’s Chief of Product Development, the Company agreed to loan $200,000 to Catalyst. The loan bears interest at a rate of 4% per annum, is amortized over 25 years and matures on May 16, 2016 with a balloon payment due in the amount of $174,000. Between March 21, 2011 and May 26, 2011 the Company funded the entire $200,000 obligation pursuant to the Letter Agreement. In June 2011, Catalyst began paying the Company monthly principal and interest in the amount of $1,055. As of June 30, 2012, the remaining principal balance due is $195,581.

Property and Equipment and Intangible Assets	3 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment and Intangible Assets

7.	Property and Equipment and Intangible Assets
Property and equipment consists of the following:	Carrying Value June 30, 2012 $	Carrying Value December 31, 2011 $
Manufacturing equipment and molds	679,485	590,000
Display equipment	130,562	120,000
Office equipment and computers	28,165	26,113
Mobile display unit	125,000	125,000
Less: depreciation	(8,789)	(2,577)

Total Property and Equipment	954,423	858,536
Intangible assets consists of the following:	Carrying Value June 30, 2012 $	Carrying Value December 31, 2011 $
Formulations and manufacturing methods	720,488	720,488
Trademarks	119,844	112,139
Side panel statement rights	125,000	125,000
Patents	50,160	50,160
Website	31,750	31,750
Less: Amortization	(16,292)	(8,309)

Total Intangible Assets	1,030,950	1,031,228

Common Stock	3 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock

8.	Common Stock
During the six months ended June 30, 2012 the Company:
a)	issued a total of 305,220 $0.30 Units fair valued at $92,900 in advisory and business consulting fees owing to Advisory Board members a director and employee. A total of $29,166 was to settle amounts owing at December 31, 2011 and $63,734 was for services owing for the quarter ended March 31, 2012. Each $0.30 Unit consisted of one share and one five year share purchase warrant to acquire one common share at $0.45;
b)	issued a total of 21,666 shares of common stock pursuant to an Advisory Board Agreement. The fair valued of the shares issued totaled $11,579. A total of $6,579 was to settle accrued amounts owing at December 31, 2011 and $5,000 was for services owing for the quarter ended March 31, 2012;
c)	issued a total of 417,570 common shares, having a fair value of $200,000, pursuant to agreements for services. A total of $150,000 was charged to operations and $50,000 was recorded as a prepaid expense as at June 30, 2012;
d)	received $857,000 pursuant to the Company’s 2012 $0.30 Unit offering and issued a total of 2,856,666 $0.30 Units. Each $0.30 Unit consisted of one share and one five year share purchase warrant to acquire one common share at $0.45.
e)	issued a total of 400,000 $0.30 Units pursuant to $120,000 received prior to December 31, 2011.
f)	See note 11, Subsequent Events, for shares issued subsequent to June 30, 2012.

Warrants Outstanding	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Warrants Outstanding

9.	Warrants Outstanding
The following warrants are issued and outstanding as at June 30, 2012:
No. of Warrants	Exercise Price	Expiry Date
1,116,667	$.075	September 16, 2016
497,220	$.045	January 25, 2017
350,000	$.045	February 9, 2017
1,200,000	$.045	February 23, 2017
203,333	$.045	March 5, 2017
600,000	$.045	March 29, 2017
320,000	$.045	April 30, 2017
395,777	$0.45	May 9, 2017
4,682,997

Share based Compensation	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Share based Compensation

10.	Share based Compensation
On July 29, 2011, the Company adopted the 2011 Equity Incentive Plan (the “2011 Plan") under which the Company is authorized to grant up to a total of 4,500,000 shares of common stock. Further, the 2011 Plan authorizes the Board of Directors to grant options, restricted stock awards, performance stock awards and stock appreciation rights as compensation for services to the Company.
On April 27, 2012 the Company granted performance equity compensation awards to certain officers, directors and consultants (the “Performance Equity Recipients”). The Company is to issue 600,000 shares to Performance Equity Recipients on the basis of 600,000 shares for each 250,000 cases of any of the Company’s products sold to a maximum of 2,400,000 shares to be issued once 1,000,000 cases are sold. As at June 30, 2012 the Performance Equity Recipients have earned 305,000 shares. The Company has recorded this future share issuance commitment at $0.59 per share being the fair value of the shares on June 30, 2012. The Company recorded $180,000 as a share based compensation expense for the quarter ended June 30, 2012.
On April 27, 2012 the Company granted stock options under the 2011 Plan to certain officers, directors, employees and consultants to purchase 3,100,000 common shares at $0.50 per common share on or before April 30, 2017. A total of 25% vests immediately and a further 25% vests on each of October 31, 2012, April 30, 2013 and October 31, 2013. During the three months ended June 30, 2012, the Company recorded share based compensation of $477,079.
The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model and the weighted average grant date fair values of stock options granted and vested during the six months ended June 30, 2012 and 2011 were $0.37 and $nil per share, respectively.
The weighted average assumptions used for each of the six months ended June 30, are as follows:
	2012	2011

Expected dividend yield	0%	–
Risk-free interest rate	0.26%	–
Expected volatility	104%	–
Expected option life (in years)	5.00	–

The following table summarizes the continuity of the Company’s stock options:
	Number of Options	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		$		$

Outstanding, December 31, 2011	–	–	–	–

Granted	3,100,000	0.50

Outstanding, June 30, 2012	3,100,000	0.50	4.84	279,000

Exercisable, June 30, 2012	775,000	0.50	4.84	69,750
A summary of the status of the Company’s non-vested stock options outstanding as of December 31, 2011, and changes during the six months ended June 30, 2012 is presented below:
Non-vested stock options	Number of Options	Weighted Average Grant Date Fair Value
		$
Non-vested at December 31, 2011	–	–

Granted	3,100,000	0.37
Vested	(775,000)	0.37

Non-vested at June 30, 2012	2,325,000	0.37
As at June 30, 2012, there was $711,220 of unrecognized compensation cost related to non-vested stock option agreements expected to be recognized over a weighted average period of 1.34 years.

Subsequent Events	3 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

11.	Subsequent Events
The Company has evaluated all subsequent events through the date these financial statements were issued and determined that there are no subsequent events to record and the following subsequent events to disclose:
a)	On July 6, 2012 the Company issued a total of 275,000 Units at $0.40 per Unit for $60,000 received as at June 30, 2012 and $50,000 received subsequently. Each $0.40 Unit consisted of one share and one three year share purchase warrant to acquire one common share at $0.60 per share expiring in 2015.
b)	On July 6, 2012 the Company issued a total of 40,000 shares of common stock pursuant to an Advisory Board Agreement. The fair valued of the shares issued totaled $23,600 which was to settle accrued amounts owing at June 30, 2012;
c)	The Company issued a total of 150,000 common shares, having a total fair value of $83,000, pursuant to two agreements for services. A total of $83,000 was charged to prepaid expenses;
d)	On July 17, 2012 the Company received $250,000 pursuant to a short-term bridge loan from an unrelated party. Terms of this loan has not been determined;
e)	In July, 2012 the Company received a further $300,000 pursuant to its $0.40 Unit offering. A total of 500,000 units were issued on July 25, 2012 and 250,000 units on August 13, 2012.

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to the useful life and recoverability of long-lived assets, stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash on deposit in overnight deposit accounts and investments in money market accounts.

Accounts receivable
Accounts receivable

Accounts receivable is reported at the customers’ outstanding balances less any allowance for doubtful accounts. Interest is not accrued on overdue accounts receivable.

An allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses. Management determines the adequacy of the allowance based on historical write-off percentages and information collected from individual customers. Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired.

Inventory
Inventory

Inventories are stated at the lower of cost or market. Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method. Market is determined based on net realizable value. Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value.

Property and Equipment
Property and Equipment

Property and equipment are stated at historical cost less accumulated depreciation and amortization. Depreciation and amortization are computed on a straight-line basis over the estimated useful lives of the assets or, when applicable, the life of the lease, whichever is shorter. Vehicles and equipment are depreciated based on estimated useful lives.

Intangible Assets
Intangible Assets

The Company’s intangible assets consist of the cost of formulations, manufacturing processes, labeling rights and trademarks. To the extent capitalized, the Company’s intangible assets are amortized over their estimated useful lives based on the period the assets are expected to contribute to the Company’s cash flows. The Company performs impairment tests whenever events or circumstances indicate that intangible assets might be impaired.

Revenue Recognition
Revenue Recognition

Revenue is recognized in accordance with Staff Accounting Bulletin (“SAB”) No. 101, Revenue Recognition in Financial Statements, as revised by SAB No. 104. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. Ownership and title of our products pass to customers upon delivery of the products to customers. Certain of our distributors may also perform a separate function as a co-packer on our behalf. In such cases, ownership of and title to our products that are co-packed on our behalf by those co-packers who are also distributors, passes to such distributors when we are notified by them that they have taken transfer or possession of the relevant portion of our finished goods. Net sales have been determined after deduction of discounts and other allowances in accordance with ASC 605-50.

Recent Pronouncements
Recent Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future financial statements.

Accounts Receivable (Tables)	3 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Accounts Receivable
	Carrying Value June 30, 2012 $	Carrying Value December 31, 2011 $
Trade accounts receivable	475,763	21,302
Due from related party	-	-
Less: Allowance for doubtful accounts	-	-

	475,763	21,302

Inventory (Tables)	3 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory
	Carrying Value June 30, 2012 $	Carrying Value December 31, 2011 $
Finished goods	395,019	107,559
Work in process	3,061	3,061
Raw Materials	148,414	260,348

	546,494	370,968

Property and Equipment and Intangible Assets (Tables)	3 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and equipment consists of the following:	Carrying Value June 30, 2012 $	Carrying Value December 31, 2011 $
Manufacturing equipment and molds	679,485	590,000
Display equipment	130,562	120,000
Office equipment and computers	28,165	26,113
Mobile display unit	125,000	125,000
Less: depreciation	(8,789)	(2,577)

Total Property and Equipment	954,423	858,536

Intangible Assets
Intangible assets consists of the following:	Carrying Value June 30, 2012 $	Carrying Value December 31, 2011 $
Formulations and manufacturing methods	720,488	720,488
Trademarks	119,844	112,139
Side panel statement rights	125,000	125,000
Patents	50,160	50,160
Website	31,750	31,750
Less: Amortization	(16,292)	(8,309)

Total Intangible Assets	1,030,950	1,031,228

Warrants Outstanding (Tables)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Warrants Outstanding
No. of Warrants	Exercise Price	Expiry Date
1,116,667	$.075	September 16, 2016
497,220	$.045	January 25, 2017
350,000	$.045	February 9, 2017
1,200,000	$.045	February 23, 2017
203,333	$.045	March 5, 2017
600,000	$.045	March 29, 2017
320,000	$.045	April 30, 2017
395,777	$0.45	May 9, 2017
4,682,997

Share based Compensation (Tables)	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Weighted Average Assumptions
	2012	2011

Expected dividend yield	0%	–
Risk-free interest rate	0.26%	–
Expected volatility	104%	–
Expected option life (in years)	5.00	–

Summary of the Continuity of the Company's Stock Option
	Number of Options	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		$		$

Outstanding, December 31, 2011	–	–	–	–

Granted	3,100,000	0.50

Outstanding, June 30, 2012	3,100,000	0.50	4.84	279,000

Exercisable, June 30, 2012	775,000	0.50	4.84	69,750

Non-vested Stock Options
Non-vested stock options	Number of Options	Weighted Average Grant Date Fair Value
		$
Non-vested at December 31, 2011	–	–

Granted	3,100,000	0.37
Vested	(775,000)	0.37

Non-vested at June 30, 2012	2,325,000	0.37

Going Concern (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Accumulated Deficit	$ (2,511,853)	$ (1,118,870)
Cash Investment Needed	$ 3,000,000

Accounts Receivable - Accounts Receivable (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Trade accounts receivable	$ 475,763	$ 21,302
Due from related party
Less: Allowance for doubtful accounts
Accounts Receivable Total	$ 475,763	$ 21,302

Inventory - Inventory (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Finished goods	$ 395,019	$ 107,559
Work in process	3,061	3,061
Raw Materials	148,414	260,348
Inventory Total	$ 546,494	$ 370,968

Loan Receivable - Related party (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Loan Receivable - Related party	$ (200,000)
Interest Per Year	4.00%
Ballon Payment	174,000
Principal and Interest (paid monthly)	1,055
Remaining Pricipal Balance	$ 195,581

Property and Equipment and Intangible Assets - Property and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment	$ 954,423	$ 858,536
Manufacturing equipment and molds
Property and Equipment	679,485	590,000
Other Machinery and Equipment [Member]
Property and Equipment	130,562	120,000
Computer Equipment [Member]
Property and Equipment	28,165	26,113
Mobile display unit
Property and Equipment	125,000	125,000
Less: depreciation
Property and Equipment	$ (8,789)	$ (2,577)

Property and Equipment and Intangible Assets - Intangible Assets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets	$ 1,030,950	$ 1,031,228
Formulations and manufacturing methods
Intangible Assets	720,488	720,488
Trademarks
Intangible Assets	119,844	112,139
Side panel statement rights
Intangible Assets	125,000	125,000
Patents
Intangible Assets	50,160	50,160
Website
Intangible Assets	31,750	31,750
Less: Amortization
Intangible Assets	$ (16,292)	$ (8,309)

Common Stock (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jan. 31, 2011
Notes to Financial Statements
Shares Issued, advisory and business consulting fees	305,220
Unit Price, advisory and business consulting fees	$ 0.3
fair valued of the shares issued	$ 92,900
Settlement of Amounts Owing			29,166
Settlement for Services		63,734
Warrant Purchase Rights	Each $0.30 Unit consisted of one share and one five year share purchase warrant to acquire one common share at $0.45.
Share Price, Share Purchase Warrant Option	$ 0.45
Issued Shares, Advisory Board Agreement	21,666
Fair Value of the Shares Issued, Advisory Board Agreement	11,579
Settlement of Accrued Amounts Owing	23,600		6,579
Settlement for Services Owing		5,000
Issued Shares, Agreements for Services	417,570
fair valued of the shares issued, Agreement for Services	200,000
Share Value Charged to Operations	150,000
Share Value, Prepaid Expenses	50,000
Value Received for Shares, for Company's 2012 $0.30 Unit Offering	857,000
Shares Issued, Company's 2012 $0.30 Unit Offering	2,856,666
Share Price, Company's 2012 $0.30 Unit Offering	$ 0.3
Warrant Purchase Rights	Each $0.30 Unit consisted of one share and one five year share purchase warrant to acquire one common share at $0.45.
Share Price, Share Purchase Warrant Option	$ 0.45
Shares Issued Prior December 31, 2011 $0.30 Unit Offering	400,000
Share Price, Prior December 31, 2011 $0.30 Unit Offering	$ 0.3
Share Value Received, Prior December 31, 2011 $0.30 Unit Offering	$ 120,000

Warrants Outstanding - Warrants Outstanding (Details)	Jun. 30, 2012	May 09, 2017 $.075	Apr. 30, 2017 $.075	Mar. 29, 2017 $.075	Mar. 05, 2017 $.075	Feb. 23, 2017 $.075	Feb. 09, 2017 $.075	Sep. 16, 2016 $.075	Jan. 25, 2017 $.045
No. of Warrants	4,682,997	395,777	320,000	600,000	203,333	1,200,000	350,000	1,116,667	497,220

Share based Compensation - Weighted Average Assumptions (Details)	6 Months Ended
	Jun. 30, 2012 Y	Jun. 30, 2011 Y
Notes to Financial Statements
Expected dividend yield	0.00%
Risk-free interest rate	26.00%
Expected volatility	10400.00%
Expected option life (in years)	5	0

Share based Compensation - Summary of the Continuity of the Company’s Stock Option (Details) (USD $)	Jun. 30, 2012 Outstanding Y	Dec. 31, 2011 Outstanding Y	Apr. 27, 2012 Granted	Jun. 30, 2012 Exercisable Y
Number of Options	3,100,000	0	3,100,000	775,000
Weighted Average Exercise Price	$ 0.5	$ 0	$ 0.5	$ 0.5
Weighted - Average Remaining Contractual Term (years)	4.84	0		4.84
Aggregate Intrinsic Value	$ 279,000	$ 0		$ 69,750

Share based Compensation - Non-vested Stock Options (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Granted
Number of Options	3,100,000
Weighted Average Grant Date Fair Value	$ 0.37
Vested
Number of Options	(775,000)
Weighted Average Grant Date Fair Value	$ 0.37
Non-Vested
Number of Options	2,325,000	0
Weighted Average Grant Date Fair Value	$ 0.37	$ 0

Share based Compensation (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012 Y	Jun. 30, 2012 Y	Jun. 30, 2011	Apr. 27, 2012	Jul. 29, 2011
Notes to Financial Statements
Shares Authorized Stock Option Plan					4,500,000
Performance Equity Recipients Terms				The Company is to issue 600,000 shares to Performance Equity Recipients on the basis of 600,000 shares for each 250,000 cases of any of the Company’s products sold to a maximum of 2,400,000 shares to be issued once 1,000,000 cases are sold.
Share Based Compensation Earned	305,000	305,000
Share Based Compensation Share Price	$ 0.59	$ 0.59
Share Based Compensation Expense Value	$ 180,000
Stock Option Plan Shares Authorized				3,100,000
Stock Option Plan Share Price				$ 0.5
Share Based Compensation	477,079
The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model and the weighted average grant date fair values of stock options granted and vested		$ 0.37	$ 0
Non-Vested Stock Option Agreements Unrecognized Cost	$ 711,220	$ 711,220
Non-Vested Stock Option Agreements Unrecognized Cost Weighted Average Period	1.34	1.34

Subsequent Events (Details Narrative) (USD $)	Aug. 13, 2012	Jul. 25, 2012	Jul. 17, 2012	Jul. 06, 2012	Jun. 30, 2012	Dec. 31, 2011	Jan. 31, 2011
Notes to Financial Statements
Shares Issued	250,000	500,000		275,000
Unit Offering		$ 0.4		$ 0.4
Common Stock Value		$ 300,000		$ 60,000	$ 350	$ 310
Shares Issued				40,000
Settlement of Accrued Amounts Owing					23,600		6,579
Unrelated Party Short Term Bridge Loan			$ 250,000